UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response....20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21238
PIMCO CORPORATE OPPORTUNITY FUND INC.
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	11/30

Date of reporting period:	8/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited)

Principal Amount (000)
		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES - 78.2%
	Airlines - 4.0%
	Continental Airlines, Inc., pass thru certificates,
$4,339	6.703%, 6/15/21, Ser. 01-1	Baa3/A-	$4,060,029
2,990	7.373%, 12/15/15, Ser. 01-1	Ba1/BBB	2,353,629
2,000	7.487%, 10/2/10, Ser. 00-2	Baa3/A	1,952,160
10,310	7.707%, 4/2/21, Ser. 00-2	Baa3/A-	10,041,550
	Delta Airlines, Inc., pass thru certificates,
5,000	7.57%, 11/18/10, Ser. 00-1	Ba1/BBB-	4,458,472
8,000	7.92%, 11/18/10, Ser. 00-1	B3/B-	3,712,889
	Northwest Airlines Corp., pass thru certificates,
1,624	6.81%, 2/1/20, Ser. 991A	Baa3/BBB-	1,413,038
12,500	6.841%, 4/1/11, Ser. 01-1	Baa3/BBB+	12,273,557
5,629	7.575%, 3/1/19, Ser. 992A	Baa2/A-	5,594,357
2,552	7.67%, 1/2/15, Ser. 96-1	Ba2/B	2,084,899
	United Airlines, Inc., pass thru certificates,
15,411	7.186%, 4/1/11, Ser. 00-2	WR/NR	12,797,785
10,000	7.73%, 7/1/10, Ser. 00-1	WR/NR	8,170,991
			68,913,356
	Automotive - 2.8%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	6,099,500
8,000	DaimlerChrysler Holdings Co., 2.39%, 9/26/05 (a)	A3/BBB	8,044,144
21,000	Ford Motor Co., 7.45%-9.98%, 7/16/31-2/15/47	Baa1/BBB-	22,168,389
10,000	General Motors Corp., 9.40%, 7/15/21	Baa1/BBB-	11,510,960
			47,822,993
	Banking-2.0%
1,000	HSBC Capital Funding LP., 4.61%, 6/27/13 (b)	A1/A-	961,811
1,000	Korea Development Bank, 4.75%, 7/20/09	A3/A-	1,022,489
9,706	Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C	Ba2/CCC+	10,506,745
3,500	Royal Bank of Canada, 2.21%, 11/8/11 (a)	Aa3/A+	3,518,064
8,740	Sovereign Bancorp, Inc., 10.50%, 11/15/06	WR/NR	10,155,242
8,000	Sumitomo Mitsui Banking, 8.15%, 8/1/08	Baa1/NR	8,638,408
			34,802,759

	Chemicals - 0.5%
8,445	Equistar Chemical L.P., 10.125%, 9/1/08	B2/B+	9,437,288

	Computer Services-0.2%
4,000	Electronic Data Systems Corp., 6.00%, 8/1/13, Ser. B	Ba1/BBB-	3,964,856

	Diversified Manufacturing - 3.6%
5,000	Hutchison Whampoa Int’l Ltd., 7.45%, 11/24/33 (b)	A3/A-	5,230,115
48,285	Tyco International Group SA, 5.50%-7.00%, 11/19/08-6/15/28	Ba3/BBB	56,114,594
			61,344,709
	Drugs & Medical Products-0.4%
7,500	Wyeth, 5.50%, 2/1/14	Baa1/A	7,517,700

	Electronics - 3.4%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B3/B+	2,185,000
4,950	Homer City Funding LLC., 8.137%, 10/1/19	Ba2/BB	5,346,000
28,960	Ipalco Enterprises, Inc. 7.375%-7.625%, 11/14/08-11/14/11	Ba1/BB-	32,290,400
7,000	PPL Capital Fund Trust I, 7.29%, 5/18/06	Ba1/BB+	7,363,601
10,000	TXU Energy Co., 7.00%, 3/15/13	Baa2/BBB	11,226,850
			58,411,851
	Energy - 4.2%
7,000	Centerpoint Energy, 6.50%, 2/1/08	Ba1/BBB	7,572,957
2,807	Salton Sea Funding Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	3,012,727
14,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba1/BBB-	15,878,688
10,000	Southern Natural Gas Co., 8.875%, 3/15/10	B1/B-	11,300,000
10,000	Southern Star Cent Corp., 7.375%, 11/15/16 (b)	Ba1/BBB-	10,887,500
4,000	TXU Gas Capital I,.2.95%, 7/1/28 (a)	WR/NR	3,939,696
17,400	Williams Cos., Inc., 7.875%, 9/1/21	B3/B+	18,944,250
			71,535,818

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited) (continued)

Principal Amount (000)
		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Financial Services - 6.2%
$2,500	Canadian Oil Sands Trust, 4.80%, 8/10/09 (b)	Baa2/BBB+	$2,542,532
30,368	Finova Group, Inc., 7.50%, 11/15/09	NR/NR	15,297,734
1,000	Ford Motor Credit Co., 6.50%, 1/25/07	A3/BBB-	1,063,544
25,000	General Electric Capital Corp., 6.00%, 6/15/12, Ser. MTNA	Aaa/AAA	27,433,475
21,500	General Motors Acceptance Corp., 2.595%-2.88%, 10/20/05-5/18/06 (a)	A3/BBB-	21,654,379
7,000	General Motors Acceptance Corp., 2.51%, 1/16/07 Ser. MTN (a)	A3/BBB-	7,012,754
10,000	General Motors Acceptance Corp., 8.00%, 11/1/31	A3/BBB-	10,390,460
5,000	General Motors Acceptance Corp., 8.875%, 6/1/10	A3/BBB-	5,817,650
2,000	Goldman Sachs Group Inc., 1.98%, 7/23/09, Ser. MTNB (a)	Aa3/A+	2,005,474
9,200	Mizuho JGB Investment, 9.87%, 6/30/08 (b)	Baa3/BB	10,813,956
2,110	Mizuho Preferred Capital, 8.79%, 6/30/08 (b)	Baa3/BB	2,401,180
			106,433,138
	Financing - 0.5%
7,500	Pemex Project Master Trust, 8.625%, 2/1/22	Baa1/BBB-	8,568,750

	Food Services-0.3%
6,000	Delhaize America Inc.,7.375%- 8.125%, 4/15/06-4/15/11	Ba1/BB+	6,776,130

	Healthcare & Hospitals - 2.2%
19,000	Healthsouth Corp., 7.625%, 6/1/12	WR/NR	18,287,500
23,000	Tenet Healthcare Corp., 6.375%-7.375%, 12/1/11-11/15/31	B3/B-	19,665,000
			37,952,500
	Hotels/Gaming - 3.6%
	Caesars Entertainment,
900	8.50%, 11/15/06	Ba1/BB+	990,000
4,875	9.375%, 2/15/07	Ba2/BB-	5,411,250
4,000	Harrahs Operating Co., Inc., 5.50%, 7/1/10 (b)	Baa3/BBB-	4,100,772
13,500	Hilton Hotels Corp., 7.625%, 12/1/12	Baa3/BBB-	15,491,250
1,000	La Quinta Corp., 7.40%, 9/15/05	Ba3/BB-	1,041,250
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/BB-	1,362,000
2,500	MGM Mirage Inc., 8.50%, 9/15/10	Ba1/BB+	2,825,000
24,150	Starwood Hotels & Resorts, 7.375%-7.875%, 5/1/12-11/15/25	Ba1/BB+	26,154,750
4,317	Times Square Hotels Trust, 8.528%, 8/1/26 (b) (f)	Baa3/BB+	4,660,837
			62,037,109

	Insurance-0.1%
1,000	Prudential Financial Inc., 4.104%, 11/15/06	A3/A-	1,020,290

	Miscellaneous - 2.7%
5,000	AES Red Oak LLC., 9.20%, 11/30/29, Ser. B	B2/B+	5,375,000
8,625	Cedar Brakes II LLC., 9.875%, 9/1/13	Caa1/CCC+	9,142,553
26,100	Morgan Stanley TRACERS, 5.878%, 3/1/07 (b) (f) (g)	A3/NR	27,517,778
	Small Business Administration,
2,438	6.03%, 2/1/12	NR/NR	2,590,385
1,570	6.44%, 6/1/21, Ser. 20-F	NR/NR	1,707,686
			46,333,402
	Multi-Media - 8.9%
35,250	AOL Time Warner Inc., 6.875%-8.375%, 5/1/12-7/15/33	Baa1/BBB+	41,697,208
7,500	Comcast Cable Communications, 6.75%, 1/30/11	Baa3/BBB	8,315,182
11,000	Comcast Cable Communications Holdings, 8.375%, 3/15/13	Baa3/BBB	13,321,968
5,000	Continental Cablevision, 8.875%, 9/15/05	Baa3/BBB	5,314,000
	CSC Holdings Inc.,
30,690	7.25%-7.875%, 2/15/18-7/15/18	B1/BB-	31,361,647
4,500	8.125%, 8/5/09, Ser. B.	B1/BB-	4,848,750
16,050	News America Holdings, Inc. 7.43%, 10/1/26	Baa3/BBB-	18,350,447
15,000	Rogers Cable Inc., 8.75%, 5/1/32	Ba2/BBB-	16,507,695
13,000	Shaw Communications Inc., 7.20%-8.25%, 4/11/10-12/15/11	Ba2/BB+	14,358,107
			154,075,004
	Oil & Gas - 5.4%
	Centerpoint Energy Resources,
10,000	7.25%, 9/1/10, Ser. B	Ba2/BBB-	11,152,480
28,000	7.75%-7.875%, 2/15/11-4/1/13	Ba1/BBB	32,603,549
3,800	Columbia Energy Group, 7.42%, 11/28/15, Ser. F	Baa2/BBB	4,054,725
28,200	El Paso CGP Co., 7.42%-7.625%, 9/1/08-2/15/37	Caa1/CCC+	23,576,000
14,000	Gaz Capital, 8.625%, 4/28/34	Ba2/BB-	14,484,722
4,000	Ras Laffan Natural Gas., 3.437%, 9/15/09	Baa1/A-	3,968,128
2,500	XTO Energy Inc., 6.25%, 4/15/13	Baa3/BBB-	2,715,527
			92,555,131

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited) (continued)

Principal Amount (000)
		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Paper - 3.7%
$33,500	Abitibi-Consolidated Inc., 7.50%-8.50%, 4/1/28-8/1/29	Ba2/BB	$30,363,750
	Georgia-Pacific Corp.,
18,825	7.50%-8.25%, 5/15/06-11/15/29	Ba3/BB+	19,541,938
9,750	8.875%, 2/1/10	Ba2/BB+	11,480,625
2,000	Smurfit Capital Funding plc, 7.50%, 11/20/25	B1/BB-	1,930,000
			63,316,313

	Retail-0.8%
13,000	JC Penny Co. Inc., 8.125%, 4/1/27	Ba3/BB+	14,170,000

	Telecommunications - 14.3%
35,000	AT&T Corp., 8.00%, 11/15/31	Ba1/BB+	36,925,000
1,413	Calpoint Receivables Structured Trust 7.44%, 12/10/06 (b)	Caa1/NR	1,416,675
6,000	Cincinnati Bell Inc., 6.33%, 12/30/05	Ba2/NR	5,925,000
18,248	MCI Inc., 5.908%-7.735%, 5/1/07-5/1/09	NR/NR	17,507,288
10,000	Nextel Communications Inc., 7.375%, 8/1/15	Ba3/BB	10,500,000
21,650	Panamsat Corp., 6.875%, 1/15/28	B1/BB+	18,321,312
23,670	Qwest Capital Funding, 7.00%-7.90%, 8/3/09-8/15/10	Caa2/B	20,986,950
	Qwest Corp.,
600	6.625%, 9/15/05	Ba3/BB-	615,750
3,000	7.25%, 9/15/25	Ba3/BB	2,632,500
6,150	8.875%, 3/15/12 (b)	Ba3/BB-	6,626,625
7,950	13.00%, 12/15/07 (b)	Caa1/B	9,043,125
12,340	Rogers Cantel Inc., 9.75%, 6/1/16	Ba3/BB+	14,314,400
67,950	Sprint Capital Corp. (FON Group), 6.375%-9.25% 5/1/09-3/15/32	Baa3/BBB-	78,996,123
19,000	Verizon Global Funding Corp., 6.875%-7.25%, 12/1/10-6/15/12	A2/A+	21,758,449
			245,569,197
	Utilities - 8.4%
13,363	East Coast Power LLC., 6.737%-7.066%, 3/31/08-3/31/12, Ser. B	Baa3/BBB-	13,666,083
7,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BB+	7,844,816
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa2/BBB-	3,211,497
	Midwest Generation LLC., pass thru certificates,
28,380	8.30%, 7/2/09, Ser. A	B1/B	29,657,100
13,070	8.56%, 1/2/16, Ser. B	B1/B	13,788,850
5,000	8.75%, 5/1/34 (b)	B1/B-	5,337,500
44,500	PSEG Energy Holdings, 8.50%-10.00%, 10/1/09-6/15/11	Ba3/BB-	49,512,500
11,455	South Point Energy Center LLC, 8.40%, 5/30/12 (b)	B2/B	9,794,025
10,500	Westar Energy Inc., 7.875%, 5/1/07	Ba1/BBB-	11,713,285
			144,525,656

	Waste Disposal-0.0%
500	Allied Waste North America, 7.625%, 1/1/06, Ser. B	B2/BB-	526,875

	Total Corporate Bonds & Notes (cost-$1,229,977,501)		1,347,610,825

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited) (continued)

Principal Amount (000)
		Credit Rating (Moody’s/S&P)	Value*
	MORTGAGE-RELATED SECURITIES-1.3%
	Asset-Backed Securities-0.3%
$4,729	GSAMP Trust, 2.16%, 6/25/34 (a) (f)	Aaa/AAA	$4,739,664
925	Nextcard Credit Card Trust, 2.12%, 12/15/06-4/16/07 (a) (b) (i)	B3/B-	923,721
			5,663,385
	Collateralized Bond Obligations-1.0%
8,513	GSMPS Mortgage Loan Trust, 7.50%, 12/21/26 (a) (c)	NR/NR	9,102,470
2,129	PPM America High Yield CBO Ltd., 2.07%, 6/1/11 (a) (f) (i)	NR/NR	1,645,652
6,694	Small Business Administration, 5.24%, 8/1/23	NR/NR	6,901,421
			17,649,543

	Total Mortgage Related Securites (cost-$23,310,044)		23,312,928

	SOVEREIGN DEBT OBLIGATIONS-6.0%
	Brazil-2.5%
	Federal Republic of Brazil,
13,120	2.0625%, 4/15/06, Ser. EI-L (a)	B1/BB-	13,123,582
29,524	11.00%-11.50%, 3/12/08-1/11/12	B2/B+	30,383,664
			43,507,246

	Colombia-0.1%
1,000	Republic of Colombia, 10.00%, 1/23/12	Ba2/BB	1,120,000

	Mexico-1.1%
16,000	United Mexican States, 6.375%-11.375%, 1/14/11-9/24/22	Baa2/BBB-	20,087,000

	Panama-0.9%
13,000	Republic of Panama, 9.375%-10.75%, 7/23/12-5/15/20	Ba1/BB	15,205,000

	Peru-1.0%
15,000	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	16,575,000

	Russia-0.3%
6,294	Russian Federation, 5.00%, 3/1/30 Ser. REGS	Baa3/BB+	6,048,534

	Ukraine-0.1%
1,560	Ukraine Government, 7.65%-11.00%, 3/15/07-6/11/13	B1/B	1,620,388

	Total Sovereign Debt Obligations (cost-$91,059,140)		104,163,168

	SENIOR LOANS (c) (e) (f) (h) - 3.2%
	Finance - 0.7%
11,940	Nextel Finance Co., 3.8125%, 6/30/08, Term E	NR/NR	12,016,464

	Multi-Media - 0.6%
10,000	Charter Communications Holdings, LLC, 4.92%, 3/18/08, Term B	NR/NR	9,882,290

	Oil & Gas - 0.5%
8,190	Aquila, Inc. 8.00%, 4/15/06, Term 2	NR/NR	8,484,826

	Telecommunications-0.2%
2,963	Crown Castle International Corp. 5.09%, 3/15/08, Term B	NR/NR	2,971,047

	Utilities-1.2%
1,429	AES Corp. 5.32%-5.35%, 7/29/08, Term B	NR/NR	1,442,347
19,917	Reliant Resources Inc., 5.35%, 3/15/07	NR/NR	19,941,939
			21,384,286

	Total Senior Loans (cost-$52,871,721)		54,738,913

	U.S. GOVERNMENT AGENCIES-5.5%
93,500	Fannie Mae 5.00%, 9/20/19 - 9/15/34 (cost-$93,523,438)	Aaa/AAA	94,097,678

	U.S. TREASURY NOTES-0.1%
1,300	3.875%, 5/15/09 (cost $1,293,747)	Aaa/AAA	1,334,939

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited) (continued)

Principal Amount (000)
		Credit Rating (Moody’s/S&P)	Value*
	SHORT-TERM INVESTMENTS-5.8%
	COMMERCIAL PAPER-1.8%
	Banking-0.6%
$4,300	Bank of Ireland, 1.28%, 9/8/04	Aa3/NR	$4,298,930
5,400	Royal Bank of Scotland plc., 1.63%, 11/3/04	NR/NR	5,384,178
			9,683,108

	Finance-1.0%
14,000	Ford Motor Credit Co., 2.03625%-2.06%, 6/30/05-7/18/05, Ser. MTN (a)	A3/BBB-	14,009,625
2,800	UBS Finance LLC, 1.57%-1.70%, 10/25/04-11/30/04	P-1/A-1+	2,787,876
			16,797,501
	Tobacco-0.2%
3,900	Altria Group Inc., 1.80%, 10/29/04	P-3/A-2	3,900,000

	Total Commercial Paper (cost-$30,477,372)		30,380,609

	CORPORATE NOTES- 3.6%
	Aerospace-0.9%
15,000	Northrop Grumman Corp., 8.625%, 10/15/04	WR/NR	15,115,170

	Automotive-0.1%
1,470	DaimlerChrysler Holdings Co., 6.90%, 9/1/04	A3/BBB	1,470,000

	Finance-0.8%
2,500	CIT Group, Inc., 2.10% 7/29/05 (a)	A2/A	2,508,692
10,000	Ford Motor Credit Co., 7.60%, 8/1/05	A3/BBB-	10,433,520
1,000	Household Finance Corp., 8.00%, 5/9/05	A1/A	1,039,845
			13,982,057

	Healthcare & Hospitals-0.3%
5,000	HCA Inc., 6.91%, 6/15/05	Ba1/BB+	5,133,285

	Metals & Mining-0.1%
1,650	Alcan Inc., 1.62%, 12/8/04 (a)	Baa1/A-	1,650,416

	Oil & Gas-0.9%
11,500	Centerpoint Energy Resources, 8.125%, 7/15/05, Ser. B	Ba1/BBB	12,042,374
3,000	Pioneer Natural Resources Co., 8.875%, 4/15/05	Baa3/BBB-	3,113,934
			15,156,308

	Telecommunications-0.3%
5,000	TCI Communications Inc., 7.25%, 8/1/05	Baa3/BBB	5,200,665

	Utilities-0.2%
4,735	AES Corp., 10.00%, 7/15/05 (c)	Ba3/BB	4,829,841

	Total Short-Term Corporate Notes (cost-$61,839,665)		62,537,742

	U.S. TREASURY BILLS (j) - 0.2%
4,045	1.16%-1.315%, 9/16/04 (cost-$4,042,750)	Aaa/AAA	4,042,891

	REPURCHASE AGREEMENT - 0.2%
2,911	State Street Bank & Trust Co., dated 8/31/04, 1.15%, due 9/1/04, proceeds $2,911,093: collateralized by Federal Farm Credit Bank, 10/20/04, valued at $2,971,992 (cost-$2,911,000)		2,911,000

	Total Short-Term Investments (cost-$99,270,787)		99,872,242
Contracts
	PUT OPTIONS PURCHASED (d) -0.1%
350,000	European Style, Over-the Counter, Strike rate, 1.25% expires 12/20/04		867,475
150,000	European Style, Over-the Counter, Strike rate, 1.25% expires 12/20/04		371,775
	Total Put Options Purchased (premiums paid-$2,145,000)		1,239,250

	Total Investments, before options written (cost-$1,593,451,378)-100.2%		1,726,369,943

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(unaudited) (continued)

		Value*
Contracts
	CALL OPTIONS WRITTEN (d) - (0.2)%
(16,050)	News America Holdings, Strike price $100, expires 10/1/06	$(1,135,249)
(150,000)	European Style, High Volatility, Strike rate 1.30%, expires 12/20/04	(569,385)
(350,000)	European Style, High Volatility, Strike rate 1.30%, expires 12/20/04	(1,328,565)

	Total Call Options Written (premiums received-$2,145,000)	(3,033,199)

	PUT OPTIONS WRITTEN (d) - (0.0)%
(4,000)	Echostar Credit,
	Strike rate 3.00%, expires 9/20/04 (premiums received-$8,000)	(373)

	Total Investments, net of options written (cost-$1,591,298,378)-100.0%	$ 1,723,336,371

Notes to Schedule of Investments:

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)  Floating Rate Security. Interest rate shown is the rate in effect at August 31, 2004.

(b) 144A security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(c)  Private Placement. Restricted as to resale and does not have a readily available market.

(d) Non-income producing security.

(e)  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(f)  Illiquid security.

(g) Credit-linked trust certificate.

(h) Remaining maturities of floating rate loans maybe less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)   Fair-valued security.

(j)   All or partial principal amount segregated as initial margin on futures contracts.

Glossary:

CBO - Collateralized Bond Obligation

NR- Not Rated

REIT- Real Estate Investment Trust

TRACERS- Traded Custody Receipts

WR- Withdrawn Rating

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 28, 2004

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2004